INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, carrying amount (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Current
Borrowings	$ 71,083,500	$ 66,477,209
Corporate bonds	8,319,842	8,416,768
Non-current
Corporate bonds	4,006,690	8,018,884
Borrowings	40,082,075	37,079,521
Amortized cost
Current
Corporate bonds	8,319,842	8,416,768
Non-current
Corporate bonds	4,006,690	8,018,884
Fair value
Current
Corporate bonds	7,532,344	7,632,806
Non-current
Corporate bonds	3,447,098	6,972,332
Bank borrowings
Current
Borrowings	52,192,021	46,467,308
Non-current
Borrowings	8,647,607	16,239,743
Bank borrowings | Amortized cost
Current
Borrowings	52,192,021	46,467,308
Non-current
Borrowings	8,647,607	16,239,743
Bank borrowings | Fair value
Current
Borrowings	51,373,640	46,857,879
Non-current
Borrowings	7,675,881	14,274,547
Discount checks
Current
Borrowings	4,101,109	5,807,303
Discount checks | Amortized cost
Current
Borrowings	4,101,109	5,807,303
Discount checks | Fair value
Current
Borrowings	$ 3,794,642	$ 5,230,123